Investment fund (Details Textual) (Feeder Fund [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Asset Value	$ 105.9	$ 120.4
Investment Owned In Percentage For Shares Issued	97.95%	98.03%
Common Stock, Shares, Issued	79,335.7	93,094.3
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Description	"Class A", "Class A1" and "Class E" shares can be redeemed monthly by investors with 30 days' notice
Common Class A [Member]
Common Stock, Shares, Issued	839.0	2,948.0
Common Class A1 [Member]
Common Stock, Shares, Issued	846.4	397.9
Common Class B [Member]
Common Stock, Shares, Issued	77,650.3	89,040.3
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount	$ 100
Common Class E1 [Member]
Common Stock, Shares, Issued		708.1